9. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)				9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Operating Lease [Member]	Sep. 30, 2011 Operating Lease [Member]
Component of Operating Other Cost and Expense [Line Items]
Deferred discount- long term	$ 175,000	$ 250,000
Deferred discount- short term	100,000	100,000
Rent expense				$ 73,266	$ 24,633